Goodwill and intangible assets	12 Months Ended
Dec. 31, 2021
Goodwill and intangible assets
Goodwill and intangible assets

13. Goodwill and intangible assets

EURm	Goodwill	Intangible assets	Total
Acquisition cost as of 1 January 2020	6 435	9 466	15 901
Translation differences	(331)	(359)	(690)
Additions	–	39	39
Acquisitions through business combinations(1)	78	72	150
Disposals and retirements	–	(31)	(31)
Acquisition cost as of 31 December 2020	6 182	9 187	15 369
Accumulated amortization and impairment charges as of 1 January 2020	(908)	(7 037)	(7 945)
Translation differences	–	256	256
Impairment charges	(200)	(9)	(209)
Disposals and retirements	–	28	28
Amortization	–	(472)	(472)
Accumulated amortization and impairment charges as of 31 December 2020	(1 108)	(7 234)	(8 342)
Net book value as of 1 January 2020	5 527	2 429	7 956
Net book value as of 31 December 2020	5 074	1 953	7 027
Acquisition cost as of 1 January 2021	6 182	9 187	15 369
Translation differences	307	325	632
Additions	–	15	15
Acquisitions through business combinations(1)	63	24	87
Disposals and retirements	–	(52)	(52)
Acquisition cost as of 31 December 2021	6 552	9 499	16 051
Accumulated amortization and impairment charges as of 1 January 2021	(1 108)	(7 234)	(8 342)
Translation differences	(13)	(243)	(256)
Disposals and retirements	–	47	47
Amortization	–	(449)	(449)
Accumulated amortization and impairment charges as of 31 December 2021	(1 121)	(7 879)	(9 000)
Net book value as of 1 January 2021	5 074	1 953	7 027
Net book value as of 31 December 2021	5 431	1 620	7 051

(1)   In 2021, Nokia acquired 100% ownership interest in Zyzyx. In 2020, Nokia acquired 100% ownership interest in Elenion Technologies. Goodwill of these acquisitions was allocated to the Network Infrastructure operating segment.

Net book value of intangible assets by type of asset(1):

EURm	2021	2020
Customer relationships	1 178	1 401
Patents and licenses	183	232
Technologies and IPR&D	133	155
Tradenames and trademarks	47	90
Other	79	75
Total	1 620	1 953

(1)   The largest movements are due to amortization and translation differences, with the exception of Technologies and IPR&D, which includes the acquired technology EUR 24 million in 2021 (EUR 72 million in 2020).

As of 31 December 2021, the weighted average for the remaining amortization periods is approximately four years for customer relationships, five years for patents and licenses, three years for technologies and IPR&D, one year for tradenames and trademarks and three years for others.